Shareholder remuneration system and earnings per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 5,241	€ 4,894
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(229)	(292)
Net profit for the year	5,012	4,602
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	0	0
Profit or Loss from continuing operations (CCPS net) (EUR million)	€ 5,012	€ 4,602
Weighted average number of shares outstanding (in shares)	16,279,041,269	16,947,764,566
Basic earnings per share (in euro per share)	€ 0.31	€ 0.27
Basic earnings per share from discontinued operations (in euro per share)	0	0
Basic earnings per share from continuing operations (in euro per share)	€ 0.31	€ 0.27